Share Capital and Reserves - Schedule of Assumptions Used in the Black-Scholes Model (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Risk-free interest rate	4.82%
Expected life (years)		7 years
Dividend yield	0.00%	0.00%
Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Dividend yield	0.00%
Minimum [Member] | Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 16.6	$ 60.8
Risk-free interest rate		2.92%
Volatility	109.00%	114.00%
Expected life (years)	5 years
Minimum [Member] | Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 16.6
Risk-free interest rate	0.56%
Volatility	109.00%
Expected life (years)	0 years
Maximum [Member] | Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 20.8	$ 168.8
Risk-free interest rate		3.12%
Volatility	111.00%	117.00%
Expected life (years)	5 years 6 months
Maximum [Member] | Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 60.8
Risk-free interest rate	4.82%
Volatility	614.00%
Expected life (years)	6 years 9 months 18 days